Condensed Financial Information of the Parent Company (Details) - $ / shares		12 Months Ended
	Jan. 08, 2024	Dec. 31, 2023
Condensed Financial Information of the Parent Company (Details) [Line Items]
Percentage of net income		10.00%
Registered capital, percentage		50.00%
Consolidated net assets, percentage		25.00%
Percentage of ordinary share	100.00%
Cayman Islands Entity [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Share issued par value (in Dollars per share)	$ 0.0001
VIE [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Consolidated net assets, percentage		25.00%